CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	Common share capital	Preferred share capital	Issued capital Common share capital	Issued capital Preferred share capital	Deficit	Deficit Common share capital	Deficit Preferred share capital	AOCI [1]	Total	Total Common share capital	Total Preferred share capital	Non-Controlling Interest
Equity, beginning balance at Dec. 31, 2019	$ 16,868			$ 15,539	$ 2,956	$ (1,785)			$ 98	$ 16,808			$ 60
Total comprehensive loss
Earnings (loss)	(316)					(316)				(316)			0
Other comprehensive income (loss), net of tax (Note 24 & 25)
Other comprehensive income (loss) (Note 24)	(96)								(96)	(96)
Total comprehensive income (loss) attributable to shareholders	(412)					(316)			(96)	(412)
Transactions with shareholders of the Company (Note 16)
Part VI.1 tax			$ (10)		(10)							$ (10)
Share-based payment transactions	105	$ 105		105						105
Dividends declared		(1,385)	(151)				$ (1,385)	$ (151)			$ (1,385)	(151)
Total transactions with shareholders of the Company	(1,441)			105	(10)	(1,536)			0	(1,441)
Equity, ending balance at Dec. 31, 2020	15,015			15,644	2,946	(3,637)			2	14,955			60
Total comprehensive loss
Earnings (loss)	1,242					1,242				1,242			0
Other comprehensive income (loss), net of tax (Note 24 & 25)
Other comprehensive income (loss) (Note 24)	26								26	26
Total comprehensive income (loss) attributable to shareholders	1,268					1,242			26	1,268			0
Transactions with shareholders of the Company (Note 16)
Part VI.1 tax			(9)		(9)							(9)
Repurchase of common shares	(17)	(13)		(13)		(4)				(17)
Preferred shares redemption			(420)		(420)							(420)
Share-based payment transactions	47			47						47
Dividends declared		$ (1,386)	$ (135)				$ (1,386)	$ (135)			$ (1,386)	$ (135)
Total transactions with shareholders of the Company	(1,920)			34	(429)	(1,525)			0	(1,920)			0
Equity, ending balance at Dec. 31, 2021	$ 14,363			$ 15,678	$ 2,517	$ (3,920)			$ 28	$ 14,303			$ 60

[1]	Accumulated Other Comprehensive Income (loss) ("AOCI").